P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

July 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Transamerica Series Trust (the “Trust”)
1933 Act File No.: 033-00507
1940 Act File No.: 811-04419

Ladies and Gentlemen:

On behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP and Transamerica Hanlon Growth and Income VP (the “Portfolios”), each a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on June 29, 2012 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-12-289063). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated June 29, 2012 in XBRL for the Portfolios in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Sincerely,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Assistant Secretary